Trade payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current
Trade payable with suppliers	$ 3,307	$ 6,695
Total non-current trade payables	3,307	6,695
Current
Trade payables with suppliers	118,349	113,363
Trade payables with related parties	5,753	2,879
Total current trade payables	$ 124,102	$ 116,242